Fair Value of Financial Instruments (Schedule of Carrying Value and Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Financial assets:
Retained CDO Bonds, Carrying Value		$ 11,568	[1],[2]	$ 4,293	[1],[3],[4]	$ 6,762	[3],[4]
Retained CDO Bonds, Fair Value		11,568	[1],[2]	4,293	[1],[3],[4]	6,762	[3],[4]
Marketable securities, Carrying Value	[5],[6]			165,001
Marketable securities, Fair Value	[5],[6]			165,001
Derivative instruments, Carrying Value		11,568		169,294		6,762
Financial liabilities:
Derivative instruments, Carrying Value				3,189		187
Derivative instruments, Fair Value				3,189		187
Contingent Value Rights, Carrying Value	[7]					115
Contingent Value Rights, Fair Value	[7]					115
Term Loan, Carrying Value	[3]			200,000
Term Loan, Fair Value	[3]			199,997
Mortgage notes payable, Carrying Value	[3]			161,642		122,180
Mortgage notes payable, Fair Value	[3]			165,907		$ 123,349
Exchangeable senior notes, Carrying Value	[3]			107,836
Exchangeable senior notes, Fair Value	[3]			116,064
Interest Rate Swaps [Member]
Financial assets:
Retained CDO Bonds, Fair Value		6,437		3,189
Derivative instruments, Fair Value		6,437		3,189
Unsecured Credit Facillity [Member]
Financial liabilities:
Term Loan, Carrying Value	[1]	300,000		200,000
Term Loan, Fair Value	[1]	300,263		$ 199,997
Lind of credit, Carrying Value		270,059	[1]		[3]		[3]
Line of credit, Fair Value		270,561	[1]		[3]		[3]
Mortgage notes payable, Carrying Value	[1]	318,874		$ 161,642
Mortgage notes payable, Fair Value	[1]	328,254		165,907
Exchangeable senior notes, Carrying Value	[1]	108,997		107,836
Exchangeable senior notes, Fair Value	[1]	$ 116,760		$ 116,064
Senior Secured Revolving Credit Facility [Member]
Financial liabilities:
Lind of credit, Carrying Value	[3]					$ 45,000
Line of credit, Fair Value	[3]					$ 45,297

[1]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions. Refer to Note 6 for more information on the long term debt instruments.
[2]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.
[3]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.
[4]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.
[5]	Marketable securities represent the Company's investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Condensed Consolidated Balance Sheets.
[6]	Marketable securities represent the Company's investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Consolidated Balance Sheet.
[7]	Pursuant to the Company's private placement of equity in October 2013, the Company entered into the CVR Agreements with purchasers of the Company's common stock in that offering, which are discussed more fully in Note 11.